FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Categories of Financial Assets

	As of December 31, 2024
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	142,093
Investments
Mutual funds	13,992	—	—
Contribution to funds	—	—	2,212
Trade receivables	—	—	605,002
Other assets	—	—	25,170
Other receivables	—	—	16,863
Other financial assets
Convertible notes	10,558	—	—
Foreign exchange forward contracts	170	731	—
Equity instruments	—	32,955	—
Equity forward contract	—	89	—

Financial liabilities
Trade payables	—	—	110,838
Borrowings	—	—	292,536
Other financial liabilities (1)
Other financial liabilities related to business combinations	158,542	—	39,043
Foreign exchange forward contracts	848	6,500	—
Equity forward contract	—	1,408	—
Others	—	925	—
Lease liabilities	—	—	117,623
Other liabilities	—	—	231

(1) The Company recognized a put option liability for 73,618 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2023
Financial assets	FVTPL	FVTOCI	Amortized cost
Cash and cash equivalents	—	—	307,223
Investments
Mutual funds	13,570	—	—
Commercial Papers	2,500	—	—
Contribution to funds	—	—	1,833
Trade receivables	—	—	499,283
Other assets	—	—	35,841
Other receivables	—	—	17,474
Other financial assets
Convertible notes	9,110	—	—
Foreign exchange forward contracts	2,330	8,078	—
Equity instruments	—	29,354	—
Interest rate SWAP	852	—	—
Equity forward contract	—	558	—

Financial liabilities
Trade payables	—	—	119,477
Borrowings	—	—	159,107
Other financial liabilities (1)
Foreign exchange forward contracts	308	3	—
Other financial liabilities related to business combinations	67,539	—	59,158
Equity forward contract	—	1,167	—
Lease liabilities	—	—	118,736
Other liabilities	—	—	896
(1) As of December 31, 2023 the Company recognized a put option liability for 75,813 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity. As of December 31, 2024 and 2023, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2025	Chilean Peso	977.00	995.03	145
February 28, 2025	Chilean Peso	992.22	995.54	25
Fair value as of December 31, 2024				170

January 31, 2024	Australian Dollar	1.54	1.46	789
January 31, 2024	Colombian Peso	4,006.50	3,846.04	336
January 31, 2024	Colombian Peso	4,005.08	3,846.03	333
January 31, 2024	Colombian Peso	4,004.07	3,846.02	331
January 31, 2024	Danish Krone	6.82	6.71	172
January 31, 2024	Pound Sterling	0.82	0.78	63
January 31, 2024	Uruguayan Peso	39.46	39.21	29
January 31, 2024	Indian Rupee	83.51	83.31	19
January 31, 2024	Indian Rupee	83.44	83.25	17
January 31, 2024	Pound Sterling	0.79	0.78	14
January 31, 2024	Euro	0.91	0.90	8
February 29, 2024	Colombian Peso	3,907.00	3,866.64	83
February 29, 2024	Colombian Peso	3,901.80	3,865.84	74
February 29, 2024	Colombian Peso	3,898.50	3,868.41	62
Fair value as of December 31, 2023				2,330

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 2, 2025	Indian Rupee	84.27	85.27	(111)
January 31, 2025	Indian Rupee	84.67	85.87	(119)
January 31, 2025	Colombian Peso	4,424.70	4,427.00	(6)
January 31, 2025	Colombian Peso	4,424.00	4,427.00	(7)
January 31, 2025	Pound sterling	0.79	0.80	(34)
February 28, 2025	Australian Dollar	1.52	1.62	(443)
February 28, 2025	Indian Rupee	85.94	86.11	(22)
February 28, 2025	Colombian Peso	4,411.50	4,443.21	(105)
February 28, 2025	Uruguayan Peso	44.39	44.40	(1)
Fair value as of December 31, 2024				(848)

January 31, 2024	Chilean Peso	876.95	875.93	(10)
February 29, 2024	Chilean Peso	890.85	877.33	(120)
February 29, 2024	Australian Dollar	1.46	1.46	(89)
February 29, 2024	Uruguayan Peso	39.36	39.37	(1)
April 3, 2024	Danish Krone	6.67	6.72	(88)
Fair value as of December 31, 2023				(308)

Schedule of Categories of Financial Liabilities

	As of December 31, 2024
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	142,093
Investments
Mutual funds	13,992	—	—
Contribution to funds	—	—	2,212
Trade receivables	—	—	605,002
Other assets	—	—	25,170
Other receivables	—	—	16,863
Other financial assets
Convertible notes	10,558	—	—
Foreign exchange forward contracts	170	731	—
Equity instruments	—	32,955	—
Equity forward contract	—	89	—

Financial liabilities
Trade payables	—	—	110,838
Borrowings	—	—	292,536
Other financial liabilities (1)
Other financial liabilities related to business combinations	158,542	—	39,043
Foreign exchange forward contracts	848	6,500	—
Equity forward contract	—	1,408	—
Others	—	925	—
Lease liabilities	—	—	117,623
Other liabilities	—	—	231

(1) The Company recognized a put option liability for 73,618 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2023
Financial assets	FVTPL	FVTOCI	Amortized cost
Cash and cash equivalents	—	—	307,223
Investments
Mutual funds	13,570	—	—
Commercial Papers	2,500	—	—
Contribution to funds	—	—	1,833
Trade receivables	—	—	499,283
Other assets	—	—	35,841
Other receivables	—	—	17,474
Other financial assets
Convertible notes	9,110	—	—
Foreign exchange forward contracts	2,330	8,078	—
Equity instruments	—	29,354	—
Interest rate SWAP	852	—	—
Equity forward contract	—	558	—

Financial liabilities
Trade payables	—	—	119,477
Borrowings	—	—	159,107
Other financial liabilities (1)
Foreign exchange forward contracts	308	3	—
Other financial liabilities related to business combinations	67,539	—	59,158
Equity forward contract	—	1,167	—
Lease liabilities	—	—	118,736
Other liabilities	—	—	896
(1) As of December 31, 2023 the Company recognized a put option liability for 75,813 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.
Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2024 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	10,816	30%	(2,496)	10%	1,202
	Australian Dollar	(5,115)	10%	465	10%	(568)
	Chilean pesos	1,660	10%	(151)	10%	184
	Colombian pesos	(49,077)	10%	4,462	10%	(5,453)
	Danish Krone	(2,336)	10%	212	10%	(260)
	European Union euros	9,065	10%	(824)	10%	1,007
	Indian Rupees	(24,608)	10%	2,237	10%	(2,734)
	Mexican pesos	(2,816)	10%	256	10%	(313)
	Polish złoty	1,291	10%	(117)	10%	143
	Sterling pound	(5,575)	10%	507	10%	(619)
	Saudi Riyal	26,498	10%	(2,409)	10%	2,944
	Uruguayan pesos	(8,684)	10%	789	10%	(965)
	TOTAL	(48,881)		2,931		(5,432)

Schedule of Interest Rate Swaps Outstanding
As of December 31, 2024, there were no Interest rate swap contracts outstanding.

As of December 31, 2023 interest rate swap contracts outstanding:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)
Instruments for which hedge accounting has been discontinued
Current
March 11, 2024	15,000	SOFR	0.647%	181
March 12, 2024	20,000	SOFR	0.566%	245
April 30, 2024	25,000	SOFR	0.355%	426
Fair value as of December 31, 2023				852

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2025	2026	2027	Thereafter	Total
Borrowings	1,601	19,802	19,620	309,244	350,267
Trade payables	114,743	1,345	661	—	116,749
Lease liabilities	34,307	26,308	21,582	51,011	133,208
Other financial liabilities(*)	169,528	95,955	27,542	2,307	295,332
TOTAL	320,179	143,410	69,405	362,562	895,556
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, equity forward contracts and 99,491 related to business combinations payments through subscription agreements.
Schedule of Financial Instruments Not Measured at Fair Value
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2024 and 2023, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2024		As of December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	7,417	6,172	7,558	6,447
Other assets	4,750	4,268	4,088	3,486
Non-current liabilities
Trade payables	2,006	1,883	2,981	2,779
Borrowings	290,935	240,450	2,191	1,907

Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,992	—	13,992
Foreign exchange forward contracts	—	901	—	901
Convertibles notes	—	—	10,558	10,558
Equity instrument	—	32,955	—	32,955
Equity forward contract	—	89	—	89

Financial liabilities
Contingent consideration	—	—	158,542	158,542
Foreign exchange forward contracts	—	7,348	—	7,348
Equity forward contract	—	1,408	—	1,408

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,570	—	13,570
Commercial Papers	2,500	—	—	2,500
Foreign exchange forward contracts	—	10,408	—	10,408
Convertibles notes	—	—	9,110	9,110
Equity instrument	—	29,354	—	29,354
Interest rate SWAP	—	852	—	852
Equity forward contract	—	558	—	558

Financial liabilities
Contingent consideration	—	—	67,539	67,539
Foreign exchange forward contracts	—	311	—	311
Equity forward contract	—	1,167	—	1,167
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,992	—	13,992
Foreign exchange forward contracts	—	901	—	901
Convertibles notes	—	—	10,558	10,558
Equity instrument	—	32,955	—	32,955
Equity forward contract	—	89	—	89

Financial liabilities
Contingent consideration	—	—	158,542	158,542
Foreign exchange forward contracts	—	7,348	—	7,348
Equity forward contract	—	1,408	—	1,408

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,570	—	13,570
Commercial Papers	2,500	—	—	2,500
Foreign exchange forward contracts	—	10,408	—	10,408
Convertibles notes	—	—	9,110	9,110
Equity instrument	—	29,354	—	29,354
Interest rate SWAP	—	852	—	852
Equity forward contract	—	558	—	558

Financial liabilities
Contingent consideration	—	—	67,539	67,539
Foreign exchange forward contracts	—	311	—	311
Equity forward contract	—	1,167	—	1,167
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2024	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	158,542	Risk adjusted discount rate	Between 3.17% and 7.1%	An increase in the discount rates by 1% would increase the fair value by $2,302 and a decrease in the discount rates by 1% would increase the fair value by $2,891

Contingent consideration	158,542	Expected revenues	Between 5,282 and 28,751	An increase in the expected revenues by 10% would increase the fair value by $4,583 and a decrease in the expected revenues by 10% would decrease the fair value by $11,931

Contingent consideration	158,542	Expected operating margin	Between 28.10% and 41.00%	An increase in the expected operating margin by 10% would increase the fair value by $1,435 and a increase in the expected operating margin by 10% would decrease the fair value by $2,235

Schedule of Reconciliation of Recurring Fair Value Measurements Within Level 3
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2022	6,684	54,667
Fair value remeasurement (1)	—	(4,227)
Acquisition of business (1)	—	31,385
Acquisition of investment (3)	2,367	—
Payments (2)	—	(24,086)
Interests (1)	59	3,641
Reclassifications (1)	—	5,736
Foreign exchange difference (1)	—	1,153
Translation (1)	—	823
Others (1)	—	(1,553)
December 31, 2023	9,110	67,539

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2023	9,110	67,539
Fair value remeasurement (1) (4)	—	(5,736)
Acquisition of business (1)	—	134,043
Acquisition of investment (3)	2,533	—
Payments (2)	—	(29,481)
Interests (1)	29	4,005
Gain for sale	—	—
Reclassifications (1)	—	(8,503)
Foreign exchange difference (1)	—	(1,877)
Translation (1)	—	(1,448)
Write-off	(1,114)	—
December 31, 2024	10,558	158,542

(1) Non-cash transactions.
(2) Cash transactions included in investing activities, except for remeasurement of contingent considerations which are in operating activities, in the Consolidated Statement of Cash Flows.
(3) As of December 31, 2024 and 2023 the amount of 1,075 and 1,748, respectively were Cash transactions included in investing activities in the consolidated statement of cash flows.

(4) Including the effects of the remeasurement of Ewave and Genexus mentioned in notes 26.6 and 26.7

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2024:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2025	Euro	0.95	0.96	163
January 31, 2025	Pound sterling	0.79	0.80	45
February 28, 2025	Euro	0.95	0.96	164
February 28, 2025	Pound sterling	0.79	0.80	45
March 31, 2025	Euro	0.95	0.96	164
March 31, 2025	Pound sterling	0.79	0.80	45
April 29, 2025	Colombian Peso	4,504.77	4,479.58	51
April 29, 2025	Colombian Peso	4,500.50	4,479.48	42
May 29, 2025	Chilean Peso	998.65	997.07	7
June 30, 2025	Chilean Peso	998.96	997.70	5
Fair value as of December 31, 2024				731

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Indian Rupee	83.53	83.29	9
January 25, 2024	Indian Rupee	83.53	83.29	6
January 31, 2024	Colombian Peso	4,445.50	3,850.40	1,366
January 31, 2024	Colombian Peso	4,314.50	3,849.10	1,129
January 31, 2024	Mexican Peso	18.30	17.05	504
January 31, 2024	Chilean Peso	923.00	876.27	263
January 31, 2024	Brazilian Real	5.18	4.87	187
January 31, 2024	Uruguayan Peso	40.55	39.22	127
February 27, 2024	Indian Rupee	83.64	83.39	9
February 27, 2024	Indian Rupee	83.64	83.39	6
February 29, 2024	Colombian Peso	4,415.71	3,875.77	800
February 29, 2024	Mexican Peso	18.78	17.16	639
February 29, 2024	Colombian Peso	4,177.65	3,871.87	479
February 29, 2024	Chilean Peso	924.70	877.77	264
February 29, 2024	Colombian Peso	4,074.90	3,869.88	263
February 29, 2024	Brazilian Real	5.21	4.89	197
February 29, 2024	Uruguayan Peso	40.30	39.61	87
March 26, 2024	Indian Rupee	83.55	83.47	3
March 26, 2024	Indian Rupee	83.54	83.47	2
March 27, 2024	Colombian Peso	4,440.00	3,901.25	794
March 27, 2024	Mexican Peso	18.83	17.24	625
March 27, 2024	Chilean Peso	935.50	879.35	312
April 25, 2024	Indian Rupee	83.70	83.62	3
April 25, 2024	Indian Rupee	83.70	83.62	2
April 25, 2024	Indian Rupee	83.72	83.62	2
Fair value as of December 31, 2023				8,078

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 24, 2025	Indian Rupee	84.37	85.85	(52)
January 24, 2025	Indian Rupee	84.36	85.81	(42)
January 24, 2025	Indian Rupee	84.35	85.85	(26)
January 29, 2025	Colombian Peso	4,273.00	4,424.76	(335)
January 30, 2025	Colombian Peso	4,224.50	4,424.97	(404)
January 30, 2025	Brazilian Real	5.73	6.21	(206)
January 30, 2025	Chilean Peso	960.45	994.94	(147)
January 30, 2025	Brazilian Real	6.21	6.22	(1)
January 31, 2025	Mexican Peso	19.65	20.98	(419)
January 31, 2025	Mexican Peso	19.82	20.98	(361)
January 31, 2025	Uruguayan Peso	42.55	44.25	(117)
February 25, 2025	Indian Rupee	84.61	86.07	(51)
February 25, 2025	Indian Rupee	84.65	86.03	(40)
February 25, 2025	Indian Rupee	84.67	86.07	(25)
February 27, 2025	Colombian Peso	4,241.62	4,439.72	(397)
February 27, 2025	Colombian Peso	4,301.59	4,440.53	(290)
February 27, 2025	Brazilian Real	5.75	6.26	(226)
February 27, 2025	Chilean Peso	960.95	995.29	(146)
February 27, 2025	Brazilian Real	6.25	6.25	(1)
February 28, 2025	Mexican Peso	19.72	21.07	(422)
February 28, 2025	Mexican Peso	20.00	21.06	(326)
February 28, 2025	Uruguayan Peso	43.33	44.43	(77)
March 25, 2025	Indian Rupee	85.25	86.27	(36)
March 25, 2025	Indian Rupee	85.23	86.23	(29)
March 25, 2025	Indian Rupee	85.25	86.27	(18)
March 28, 2025	Mexican Peso	20.39	21.17	(468)
March 28, 2025	Colombian Peso	4,331.90	4,457.23	(249)
March 28, 2025	Colombian Peso	4,348.50	4,457.58	(239)
March 28, 2025	Brazilian Real	5.78	6.27	(217)
March 28, 2025	Chilean Peso	958.60	995.56	(157)
March 28, 2025	Brazilian Real	6.28	6.28	(1)
March 31, 2025	Uruguayan Peso	43.61	44.56	(64)
April 25, 2025	Indian Rupee	85.48	86.53	(38)
April 25, 2025	Indian Rupee	85.46	86.42	(28)
April 25, 2025	Indian Rupee	85.48	86.53	(18)
April 29, 2025	Chilean Peso	970.50	996.01	(107)
April 30, 2025	Brazilian Real	5.93	6.30	(162)
April 30, 2025	Mexican Peso	21.12	21.29	(80)
April 30, 2025	Uruguayan Peso	43.80	44.82	(68)
May 27, 2025	Indian Rupee	85.86	86.70	(30)
May 27, 2025	Indian Rupee	85.84	86.61	(22)
May 27, 2025	Indian Rupee	86.10	86.71	(11)
May 28, 2025	Colombian Peso	4,489.00	4,495.92	(15)
May 28, 2025	Colombian Peso	4,490.00	4,495.95	(12)
May 30, 2025	Mexican Peso	21.01	21.38	(210)
May 30, 2025	Brazilian Real	6.20	6.35	(74)
May 30, 2025	Uruguayan Peso	44.64	45.04	(27)
June 27, 2025	Uruguayan Peso	45.09	45.24	(9)
Fair value as of December 31, 2024				(6,500)

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Argentine Peso	560.00	808.48	(1)
January 25, 2024	Indian Rupee	83.21	83.28	(2)
Fair value as of December 31, 2023				(3)

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 2, 2025	US dollars	208.72	45
June 1, 2026	US dollars	219.34	44
Fair value as of December 31, 2024			89

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 2, 2025	US dollars	302.36	(710)
June 1, 2026	US dollars	315.09	(698)
Fair value as of December 31, 2024			(1,408)

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 3, 2024	US dollars	198.85	188
June 2, 2025	US dollars	208.72	189
June 1, 2026	US dollars	219.34	181
Fair value as of December 31, 2023			558

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 3, 2024	US dollars	289.90	(393)
June 2, 2025	US dollars	302.36	(383)
June 1, 2026	US dollars	315.09	(391)
Fair value as of December 31, 2023			(1,167)